STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 0	$ 0
Formation, general and administrative costs	452,688	198,026
State franchise tax	180,000	180,000
Loss from operations	(632,688)	(378,026)
Interest income	88,051	7,620
Net loss attributable to common shares	$ (544,637)	$ (370,406)
Weighted average number of common shares outstanding - basic and diluted (excluding shares subject to possible redemption)	6,493,437	5,817,793
Net loss per common share- basic and diluted (excluding shares subject to possible redemption)	$ (0.08)	$ (0.06)